EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS
The Company’s Board of Directors agreed to submit for approval in an Extraordinary Shareholders' Meeting, to be held on March 17 , 2025, the creation a program for the acquisition of shares issued by the Company in accordance with Law No. 18,046 on Corporations as well as the establishment the maximum amount or percentage to be acquired, the objective and duration of the Share Repurchase Program and set the minimum and maximum price to be paid for the respective shares or delegate to the Board of Directors the power to set said price.
On February 28, 2025, Standard & Poor’s upgraded LATAM Airlines Group S.A.'s international credit rating from BB- to BB, with a stable outlook.
After December 31, 2024 and up to the date of issuance of these financial statements, there is no knowledge of other events of a financial or other nature that significantly affect the balances or their interpretation.

The consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries as of December 31, 2024, have been approved in the Extraordinary Session of the Board of Directors on January 30, 2025. Further, the amendments to this note to include the subsequent events listed, have been approved in the Extraordinary Session of the Board of Directors on March, 13th, 2025.